Debt - Debt Issuances (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 15, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,857
Proceeds from long-term borrowings		2,835
Verizon 5.320% notes due 2053
Debt Instrument [Line Items]
Aggregate principal amount		730
Proceeds from long-term borrowings		$ 725
Stated interest rate on debt instrument		5.32%
Verizon floating rate (LIBOR 1.100%) notes due 2025
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,789
Proceeds from long-term borrowings		$ 1,782
Verizon floating rate (LIBOR 1.100%) notes due 2025 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, percentage points added to the reference rate		1.10%
Verizon retail notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 338
Proceeds from long-term borrowings		328
Asset-Backed Debt
Debt Instrument [Line Items]
Repayments of debt		$ (3,600)	$ (400)
Subsequent event | 3.875% Notes Due 2029
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,000
Debt instrument, percentage points added to the reference rate	3.875%